Share-Based Compensation	6 Months Ended
Jun. 30, 2015
Share-Based Compensation
6.	Share-Based Compensation

During 2008, the Company’s Board adopted the 2008 Restricted Stock Plan (the “2008 Plan”), which entitled officers, employees, consultants and directors of the Company to receive grants of restricted stock of the Company’s common stock. This 2008 Plan is administered by the Board or a committee of the Board. A holder of restricted stock, awarded under the Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares.

Prior to closing of the Company’s initial public offering in November 2013, the 2008 Plan was frozen such that new awards will no longer be issued thereunder. However, any outstanding awards issued prior to the 2008 Plan being frozen shall continue to remain outstanding and extend beyond the date the Plan was frozen. Any future equity incentive awards will be granted under a new long term incentive plan, the 2013 Plan, entered into prior to the closing of the Company’s initial public offering.

During the year to December 31, 2014, 61,350 shares of those previously awarded under the 2008 Plan vested with a total fair value of $1,802,463. An additional 50,298 shares previously awarded under the 2008 Plan vested during the six months to June 30, 2015 at a fair value of $1,111,561.

The 2013 Plan is administered by the Compensation Committee with certain decisions subject to approval of our Board. The maximum aggregate number of common shares that may be delivered pursuant to options or restricted stock awards granted under the Plan is 3,000,000 shares of common stock. A holder of restricted stock, awarded under the Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares.

On April 14, 2014, the Company granted 12,348 shares under the 2013 Plan, with a value of $24.29 per share to certain members of the Board of Directors and on November 21, 2014 a further 5,000 shares were granted to a member of the Board of Directors with a weighted average value of $23.50. All of these shares vest on the first anniversary of the grant date.

On December 1, 2014 the company granted 2,500 shares under the 2013 Plan to officers and management of the Company with a weighted average value of $19.59 per share. These shares vest on the third anniversary of the grant date.

On March 17, 2015 the company granted 16,854 shares under the 2013 Plan to members of the Board of Directors with a weighted average value of $17.80 per share. These shares vest on the first anniversary of the grant date.

Restricted share grant activity for the year ended December 31, 2014 and six months ended June 30, 2015 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2014	213,765	$8.40	1.53 years	5,758,829
Granted	19,848	23.50
Vested	(61,350)	6.39

Balance as of December 31, 2014	172,263	$8.50	0.88 years	$3,627,859
Granted	16,854	17.80
Vested	(62,646)	10.88

Balance as of June 30, 2015	126,471	$11.76	1.02 years	$2,395,361

Using the straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation costs in the Statement of Income over the period to the vesting date.

During the six months ended June 30, 2015, the Company recognized $432,374 in share-based compensation costs relating to share grants (six months ended June 30, 2014: $330,104). As of June 30, 2015, there was a total of $553,796 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2014: $686,170) which are expected to be recognized over a weighted average period of 1.02 years (December 31, 2014: 0.88 years).

On April 14, 2014 the Company granted 197,055 share options at a strike price of $24.29 under the 2013 Plan, with a weighted average value of $7.45 per share to officers and employees of the Company. On October 14, 2014 the Company granted 30,000 share options at a strike price of $23.18 under the 2013 Plan, with a weighted average value of $6.23 per share to officers and employees of the Company.

On March 17, 2015 the Company granted 158,885 share options at a strike price of $17.80 under the 2013 Plan, with a weighted average value of $7.90 per share to officers and employees of the Company.

All options are not exercisable until the third anniversary of the grant date and can be exercised up to tenth anniversary of the date of grant. The fair value of each option is calculated on the date of grant based on the Black-Scholes valuation model using the assumptions listed in the table below. Expected volatilities are based on the historic volatility of the Company’s stock price and other factors. The Company does not currently pay dividends and it is assumed this will not change. The expected term of the options granted is anticipated to occur in the range between 4 and 6.5 years. The risk free rate is the rate adopted from the U.S. Government Zero Coupon Bond.

Assumptions used to determine the fair value of options granted during the year ended June 30, 2015 were as follows:

Grant Date	April 14, 2014	October 14, 2014	March 17, 2015
Expected volatility	25.0%	35.0%	39.0%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term (in years)	6.5	4 - 6.5	4 - 6.5
Risk free rate	2.17%	1.25% - 1.74%	1.52% - 1.84%

Options granted during the year ended December 31, 2014 and six months ended June 30, 2015 were as follows:

Options	Number of non- vested options	Weighted average exercise price per share	Weighted average remaining contractual term years	Aggregate intrinsic value
Balance as of January 1, 2014	—	—	—	—
Granted April 14, 2014	197,055	$24.29	8.80	—
Granted October 14, 2014	30,000	23.18	9.30	—
Forfeited during the year	(4,000)	23.18	—	—
Vested	—	—	—	—

Balance as of December 31, 2014	223,055	$24.16	8.86	—
Granted March 17, 2015	158,885	17.80	9.22
Forfeited during the period	(3,500)	20.87	—	—
Vested	—	—	—	—

Balance as of June 30, 2015	378,440	21.52	9.21	$181,129

During the six months ended June 30, 2015, the Company recognized $357,382 in share-based compensation costs relating to options granted under the 2013 Plan, recognized in general and administrative costs. At June 30, 2015, there was $2,133,468 of total unrecognized compensation costs related to non-vested options under the 2013 Plan. This cost is expected to be recognized over a weighted average period of 2.21 years.